Gerstein Fisher Multi-Factor Growth Equity Fund (Prospectus Summary) | Gerstein Fisher Multi-Factor Growth Equity Fund
Summary Section
Investment Objective
The investment objective of the Gerstein Fisher Multi-Factor Growth Equity Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gerstein Fisher Multi-Factor Growth Equity Fund Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Gerstein Fisher Multi-Factor Growth Equity Fund Institutional Class Shares
Management Fees		0.85%
Other Expenses		0.35%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.22%
Plus: Expense Recoupment		0.0003
Total Annual Fund Operating Expenses after Expense Recoupment	[2]	1.25%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Gerstein, Fisher & Associates, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.25% of the Fund's average net assets through March 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to recoup management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 30, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Gerstein Fisher Multi-Factor Growth Equity Fund Institutional Class Shares	124	387	670	1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the year ended November 30, 2011, the Fund's portfolio turnover rate was
74.74% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds ("ETFs") that invest in equities, individual stock options and options on indices. At any one time, the combined value of options may be up to 5% of the Fund's net assets. The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. Additionally, the
Fund may also sell shares of securities short for hedging purposes.

In selecting investments for the Fund, the Adviser uses a quantitative approach. The Fund's portfolio is managed using a model that combines fundamental factors, statistical factors and macroeconomic factors. When evaluating fundamental factors, the Adviser will look at attributes of stocks or companies that are important in explaining cross-sectional differences in stock prices. Within the context of the fundamental factors, the Fund will have an overall focus on growth stocks, with an emphasis within that focus on growth stocks of smaller and more value-oriented companies. The Adviser defines
"smaller" companies as companies below top 1,000 stocks in terms of market capitalization. When evaluating statistical factors, the Adviser will apply statistical methods to price history data to determine "momentum" in a prospective investment. The Adviser generally considers an investment to have
"momentum" if its return over the prior six to twelve months ranks in the top quintile of its relevant market capitalization universe. When evaluating macroeconomic factors, the Adviser will look for the economic variables that will significantly impact equity returns on a broad basis.

The Fund will purchase securities that the Adviser identifies as having the potential for long-term capital appreciation. The Fund may sell securities at any time when, in the Adviser's judgment, circumstances warrant their sale. While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Adviser will sell investments when it believes there are better investment alternatives.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Additionally, while the Adviser has been managing assets for investors since 1993, the Adviser has not previously managed a registered mutual fund.

·  General Market Risk. Risk that the value of the Fund's shares will decrease based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small-, Mid- and Micro-Cap Company Risk. The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

·  Foreign Securities and Currency Risk. Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

·  Short Sale Risk. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the
   Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

·  Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

·  Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

·  Momentum Risk. Securities with "momentum" have recently had above-average returns and may be more volatile than a broad cross-section of securities.

·  Tax Risk. Certain of the Fund's investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund.
Performance
The bar chart and the Average Annual Total Returns table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.gersteinfisher.com/GFMGX or by calling the Fund toll-free at 800-473-1155.
Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was
13.50% (for the quarter ended September 30, 2010). The worst performance was
-14.72% (for the quarter ended September 30, 2011).
Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns Gerstein Fisher Multi-Factor Growth Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	1.69%	8.21%	Dec. 31, 2009
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	1.50%	8.08%	Dec. 31, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.35%	7.02%	Dec. 31, 2009
Russell 3000® Growth Total Return Index	Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	2.18%	9.64%	Dec. 31, 2009

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.